Principal Accounting Policies - Summary of Income and Cash Flow Statement Amounts and Balances of the Consolidated VIEs (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entity, Primary Beneficiary [Member]
Disclosure Of Summary Of Revenue Income And Cash Flows Of Variable Interest Entity [Line Items]
Net cash flows from operations intercompany activities	¥ 1,703,166	¥ 2,316,618	¥ 76,198